Investment Portfolio	as of March 31, 2019 (Unaudited)

DWS High Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 89.4%
Communication Services 17.8%
Altice France SA:
144A, 7.375%, 5/1/2026		910,000	891,800
144A, 8.125%, 2/1/2027		200,000	202,250
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022		618,000	618,000
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		150,000	147,922
144A, 5.125%, 5/1/2027		125,000	125,781
5.25%, 9/30/2022		680,000	692,750
144A, 5.5%, 5/1/2026		210,000	216,825
144A, 5.875%, 4/1/2024		170,000	177,669
144A, 5.875%, 5/1/2027		200,000	207,560
CenturyLink, Inc., Series W, 6.75%, 12/1/2023		45,000	46,969
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		180,000	184,275
144A, 9.25%, 2/15/2024		15,000	15,900
CommScope Finance LLC:
144A, 5.5%, 3/1/2024		230,000	235,242
144A, 8.25%, 3/1/2027		30,000	31,125
CSC Holdings LLC:
144A, 5.125%, 12/15/2021		437,000	437,546
144A, 5.5%, 4/15/2027		345,000	352,297
144A, 6.5%, 2/1/2029		200,000	213,000
144A, 7.5%, 4/1/2028		200,000	214,310
144A, 10.875%, 10/15/2025		230,000	265,535
DISH DBS Corp.:
5.875%, 7/15/2022		260,000	251,628
5.875%, 11/15/2024		231,000	194,040
7.75%, 7/1/2026		60,000	52,200
Frontier Communications Corp.:
7.125%, 1/15/2023		240,000	145,200
144A, 8.0%, 4/1/2027		240,000	247,800
10.5%, 9/15/2022		50,000	38,125
11.0%, 9/15/2025		80,000	52,650
Intelsat Jackson Holdings SA, 144A, 9.75%, 7/15/2025		170,000	172,601
Netflix, Inc.:
4.375%, 11/15/2026		180,000	176,625
REG S, 4.625%, 5/15/2029	EUR	100,000	119,697
144A, 4.625%, 5/15/2029	EUR	130,000	155,606
5.875%, 2/15/2025		60,000	64,839
144A, 5.875%, 11/15/2028		71,000	74,994
Qwest Capital Funding, Inc., 7.75%, 2/15/2031		90,000	81,225
Sirius XM Radio, Inc., 144A, 3.875%, 8/1/2022		300,000	297,750
SoftBank Group Corp., REG S, 5.0%, 4/15/2028	EUR	100,000	119,859
Sprint Capital Corp.:
6.875%, 11/15/2028		85,000	81,706
8.75%, 3/15/2032		115,000	121,337
Sprint Corp.:
7.125%, 6/15/2024		635,000	644,525
7.625%, 3/1/2026		135,000	136,822
T-Mobile U.S.A., Inc.:
4.75%, 2/1/2028		65,000	64,431
6.5%, 1/15/2026		10,000	10,675
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		200,000	201,000
Telesat Canada, 144A, 8.875%, 11/15/2024		130,000	140,075
Unitymedia Hessen GmbH & Co., KG, 144A, 5.0%, 1/15/2025		225,000	229,500
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		55,000	52,663
144A, 5.625%, 4/15/2027		120,000	122,113
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		200,000	201,250
144A, 5.5%, 8/15/2026		215,000	218,762
Zayo Group LLC, 144A, 5.75%, 1/15/2027		240,000	239,472
			9,985,926
Consumer Discretionary 10.0%
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	185,000	156,145
Ally Financial, Inc., 5.75%, 11/20/2025 (b)		485,000	516,578
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)		160,000	155,800
6.25%, 3/15/2026		65,000	62,725
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		219,000	225,231
Ashtead Capital, Inc., 144A, 5.25%, 8/1/2026		240,000	245,400
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		165,000	150,150
Boyd Gaming Corp.:
6.0%, 8/15/2026		160,000	164,000
6.875%, 5/15/2023		100,000	103,875
Caesars Resort Collection LLC, 144A, 5.25%, 10/15/2025		30,000	28,894
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		48,000	49,920
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		155,000	155,000
144A, 6.5%, 6/1/2026		160,000	163,200
Dana, Inc., 5.5%, 12/15/2024		65,000	64,675
Eldorado Resorts, Inc., 6.0%, 9/15/2026		173,000	175,595
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023		445,000	458,906
Group 1 Automotive, Inc., 5.0%, 6/1/2022		80,000	80,200
HD Supply, Inc., 144A, 5.375%, 10/15/2026		190,000	193,800
Lennar Corp.:
4.75%, 11/15/2022		110,000	113,003
4.75%, 11/29/2027		120,000	120,056
5.0%, 6/15/2027		50,000	50,125
Meritor, Inc., 6.25%, 2/15/2024		75,000	77,062
Merlin Entertainments PLC, 144A, 5.75%, 6/15/2026		200,000	206,250
MGM Resorts International:
5.5%, 4/15/2027 (c)		300,000	303,187
5.75%, 6/15/2025		190,000	196,650
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		93,000	94,046
Panther BF Aggregator 2 LP:
144A, 6.25%, 5/15/2026 (c)		55,000	56,100
144A, 8.5%, 5/15/2027 (c)		80,000	80,200
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		80,000	77,800
Penske Automotive Group, Inc., 5.5%, 5/15/2026		165,000	162,525
PulteGroup, Inc., 5.5%, 3/1/2026		80,000	82,400
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		50,000	50,000
Sonic Automotive, Inc., 6.125%, 3/15/2027		55,000	49,913
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		200,000	208,500
Suburban Propane Partners LP, 5.75%, 3/1/2025		105,000	101,587
Toll Brothers Finance Corp., 4.35%, 2/15/2028		127,000	118,745
TRI Pointe Group, Inc., 5.25%, 6/1/2027		55,000	50,600
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		205,000	199,465
William Carter Co., 144A, 5.625%, 3/15/2027		10,000	10,338
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		75,000	76,313
			5,634,959
Consumer Staples 2.1%
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		225,000	226,969
Darling Ingredients, Inc., 144A, 5.25%, 4/15/2027 (c)		30,000	30,394
FAGE International SA, 144A, 5.625%, 8/15/2026		220,000	174,350
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		210,000	215,250
144A, 6.75%, 2/15/2028		235,000	243,225
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		50,000	50,500
144A, 5.875%, 9/30/2027		150,000	151,125
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		100,000	87,750
			1,179,563
Energy 19.4%
Antero Midstream Partners LP:
5.375%, 9/15/2024		125,000	125,975
144A, 5.75%, 3/1/2027		155,000	157,325
Antero Resources Corp.:
5.125%, 12/1/2022		100,000	100,530
5.375%, 11/1/2021		420,000	421,575
5.625%, 6/1/2023		245,000	248,369
Archrock Partners LP, 144A, 6.875%, 4/1/2027		110,000	112,167
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		295,000	299,425
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025		100,000	103,000
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		230,000	241,212
5.875%, 3/31/2025		165,000	179,437
7.0%, 6/30/2024		470,000	530,536
Cheniere Energy Partners LP, 144A, 5.625%, 10/1/2026		160,000	164,000
Chesapeake Energy Corp.:
7.5%, 10/1/2026		140,000	137,522
8.0%, 1/15/2025 (b)		165,000	168,300
8.0%, 6/15/2027 (b)		165,000	162,525
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026		107,000	103,523
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		65,000	66,625
6.25%, 4/1/2023		245,000	251,125
DCP Midstream Operating LP:
3.875%, 3/15/2023		100,000	99,500
5.375%, 7/15/2025		387,000	403,447
Diamondback Energy, Inc.:
4.75%, 11/1/2024		125,000	127,788
144A, 4.75%, 11/1/2024		220,000	224,906
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		35,000	35,875
144A, 5.75%, 1/30/2028		35,000	36,663
Energy Transfer Operating LP, 5.5%, 6/1/2027		145,000	157,098
Genesis Energy LP:
6.25%, 5/15/2026		215,000	203,175
6.5%, 10/1/2025		305,000	296,612
Gulfport Energy Corp., 6.0%, 10/15/2024		60,000	54,458
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		105,000	102,144
144A, 5.75%, 10/1/2025		145,000	142,462
144A, 6.25%, 11/1/2028		105,000	105,263
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		225,000	232,200
Jagged Peak Energy LLC, 5.875%, 5/1/2026		74,000	73,375
Laredo Petroleum, Inc.:
5.625%, 1/15/2022 (b)		35,000	31,981
6.25%, 3/15/2023 (b)		115,000	102,638
Matador Resources Co., 5.875%, 9/15/2026		134,000	133,665
MEG Energy Corp., 144A, 6.5%, 1/15/2025		234,000	230,532
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		65,000	67,275
Nabors Industries, Inc.:
5.5%, 1/15/2023		15,000	14,318
5.75%, 2/1/2025		80,000	71,698
NuStar Logistics LP, 5.625%, 4/28/2027		236,000	235,705
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		138,000	139,380
6.875%, 1/15/2023		60,000	60,000
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		55,000	54,175
144A, 5.375%, 1/15/2025		85,000	84,788
144A, 5.625%, 10/15/2027		120,000	119,400
Peabody Energy Corp., 144A, 6.0%, 3/31/2022		295,000	297,212
Precision Drilling Corp., 144A, 7.125%, 1/15/2026		110,000	109,072
Range Resources Corp.:
5.0%, 8/15/2022		305,000	301,950
5.875%, 7/1/2022		140,000	141,400
Resolute Energy Corp., 8.5%, 5/1/2020		31,000	31,000
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		180,000	171,000
Southwestern Energy Co.:
6.2%, 1/23/2025		60,000	58,950
7.75%, 10/1/2027 (b)		330,000	337,012
Sunoco LP:
5.5%, 2/15/2026		130,000	128,700
5.875%, 3/15/2028		35,000	34,738
144A, 6.0%, 4/15/2027		52,000	52,244
Targa Resources Partners LP:
4.25%, 11/15/2023		210,000	209,212
5.0%, 1/15/2028		235,000	231,769
5.375%, 2/1/2027		260,000	265,850
144A, 5.875%, 4/15/2026		113,000	119,441
144A, 6.5%, 7/15/2027		15,000	16,181
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027		95,000	98,800
Transocean, Inc., 144A, 9.0%, 7/15/2023		110,000	117,288
USA Compression Partners LP, 6.875%, 4/1/2026		142,000	145,727
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)		190,000	133,000
8.25%, 6/15/2023		70,000	49,525
Whiting Petroleum Corp., 5.75%, 3/15/2021		300,000	303,450
WPX Energy, Inc.:
5.25%, 9/15/2024		145,000	146,450
6.0%, 1/15/2022		43,000	44,613
8.25%, 8/1/2023		105,000	118,125
			10,876,401
Financials 1.7%
CIT Group, Inc.:
4.75%, 2/16/2024		210,000	217,875
4.125%, 3/9/2021		15,000	15,188
CNO Financial Group, Inc., 5.25%, 5/30/2025		100,000	103,500
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		105,000	107,047
Lions Gate Capital Holdings LLC, 144A, 6.375%, 2/1/2024		80,000	83,800
Navient Corp., 6.5%, 6/15/2022		100,000	104,219
Springleaf Finance Corp., 6.125%, 3/15/2024		110,000	112,473
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		75,000	75,562
Travelport Corporate Finance PLC, 144A, 6.0%, 3/15/2026		101,000	109,080
			928,744
Health Care 9.5%
Avantor, Inc., 144A, 6.0%, 10/1/2024		70,000	72,625
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027		385,000	408,100
144A, 9.25%, 4/1/2026		85,000	93,016
Bausch Health Companies, Inc.:
144A, 5.75%, 8/15/2027		115,000	117,909
144A, 5.875%, 5/15/2023		170,000	172,125
144A, 6.125%, 4/15/2025		150,000	148,500
144A, 6.5%, 3/15/2022		105,000	108,675
144A, 7.0%, 3/15/2024		255,000	269,790
Centene Corp., 144A, 5.375%, 6/1/2026		95,000	99,156
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026		20,000	20,750
DaVita, Inc.:
5.0%, 5/1/2025		110,000	105,408
5.125%, 7/15/2024		110,000	108,625
HCA, Inc.:
4.75%, 5/1/2023		360,000	377,236
5.25%, 6/15/2026		210,000	225,008
5.375%, 9/1/2026		170,000	179,137
5.625%, 9/1/2028		470,000	497,025
5.875%, 2/15/2026		190,000	205,200
5.875%, 2/1/2029		140,000	150,843
MEDNAX, Inc., 144A, 6.25%, 1/15/2027		170,000	171,700
Tenet Healthcare Corp.:
4.5%, 4/1/2021		90,000	91,350
5.125%, 5/1/2025		225,000	226,136
144A, 6.25%, 2/1/2027		120,000	124,566
6.75%, 6/15/2023		45,000	46,350
7.0%, 8/1/2025		25,000	25,274
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021		335,000	319,380
6.0%, 4/15/2024		520,000	521,734
6.75%, 3/1/2028		200,000	201,623
WellCare Health Plans, Inc., 144A, 5.375%, 8/15/2026		210,000	219,712
			5,306,953
Industrials 6.9%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		115,000	117,731
144A, 6.0%, 10/15/2022		143,000	144,251
144A, 7.875%, 4/15/2027		164,000	169,174
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		30,000	30,450
Colfax Corp.:
144A, 6.0%, 2/15/2024		25,000	26,031
144A, 6.375%, 2/15/2026		95,000	101,115
Covanta Holding Corp.:
5.875%, 3/1/2024		160,000	164,000
5.875%, 7/1/2025		85,000	86,488
DAE Funding LLC:
144A, 4.5%, 8/1/2022		8,000	8,060
144A, 5.0%, 8/1/2024		25,000	25,313
144A, 5.75%, 11/15/2023		115,000	118,163
Energizer Holdings, Inc.:
144A, 6.375%, 7/15/2026		120,000	123,000
144A, 7.75%, 1/15/2027		30,000	31,950
Itron, Inc., 144A, 5.0%, 1/15/2026		140,000	137,725
Moog, Inc., 144A, 5.25%, 12/1/2022		120,000	121,800
Novelis Corp.:
144A, 5.875%, 9/30/2026		230,000	229,137
144A, 6.25%, 8/15/2024		200,000	204,500
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023		310,000	308,450
144A, 5.25%, 8/15/2022		327,000	335,142
144A, 5.5%, 2/15/2024		245,000	254,347
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		4,000	4,200
Summit Materials LLC, 6.125%, 7/15/2023		200,000	204,170
Tennant Co., 5.625%, 5/1/2025		30,000	30,225
TransDigm, Inc., 144A, 6.25%, 3/15/2026		170,000	177,055
United Rentals North America, Inc.:
5.75%, 11/15/2024		540,000	554,850
6.5%, 12/15/2026		125,000	131,563
			3,838,890
Information Technology 1.9%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		95,000	92,862
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		210,000	207,375
Dell International LLC, 144A, 5.875%, 6/15/2021		110,000	112,062
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		130,000	133,900
First Data Corp., 144A, 5.375%, 8/15/2023		175,000	178,719
Refinitiv U.S. Holdings, Inc., 144A, 8.25%, 11/15/2026		85,000	83,406
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		85,000	85,850
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		155,000	148,994
			1,043,168
Materials 11.6%
AK Steel Corp.:
6.375%, 10/15/2025 (b)		100,000	83,000
7.0%, 3/15/2027 (b)		60,000	50,268
7.5%, 7/15/2023		340,000	348,602
Ardagh Packaging Finance PLC, 144A, 6.0%, 2/15/2025		220,000	220,000
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		175,000	175,219
Berry Global, Inc., 5.5%, 5/15/2022		315,000	319,725
BWAY Holding Co., 144A, 5.5%, 4/15/2024		175,000	173,740
Cascades, Inc., 144A, 5.5%, 7/15/2022		26,000	26,130
CF Industries, Inc.:
3.45%, 6/1/2023		200,000	194,000
5.15%, 3/15/2034		45,000	42,750
Chemours Co.:
5.375%, 5/15/2027		115,000	114,244
6.625%, 5/15/2023		99,000	102,350
7.0%, 5/15/2025		60,000	63,150
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		110,000	102,300
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	150,000	169,407
144A, 5.75%, 5/15/2024		250,000	249,375
144A, 6.625%, 3/1/2025		250,000	255,000
Element Solutions, Inc., 144A, 5.875%, 12/1/2025		85,000	85,306
First Quantum Minerals Ltd., 144A, 6.5%, 3/1/2024		245,000	229,381
Flex Acquisition Co., Inc, 144A, 7.875%, 7/15/2026		165,000	159,225
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		440,000	435,050
3.875%, 3/15/2023		115,000	113,345
4.0%, 11/14/2021		180,000	180,900
5.4%, 11/14/2034		65,000	59,150
5.45%, 3/15/2043		18,000	15,750
Hexion, Inc.:
6.625%, 4/15/2020		165,000	139,013
144A, 10.375%, 2/1/2022		40,000	33,500
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		95,000	98,325
144A, 7.625%, 1/15/2025		75,000	76,969
Kaiser Aluminum Corp., 5.875%, 5/15/2024		145,000	148,988
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	100,000	106,551
Mercer International, Inc., 6.5%, 2/1/2024		110,000	112,475
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		185,000	181,762
144A, 5.25%, 6/1/2027		140,000	137,375
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		290,000	294,712
144A, 7.0%, 7/15/2024		35,000	36,054
Teck Resources Ltd.:
6.125%, 10/1/2035		225,000	239,348
6.25%, 7/15/2041		330,000	351,256
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		66,000	61,050
Tronox, Inc., 144A, 6.5%, 4/15/2026		122,000	116,437
United States Steel Corp.:
6.25%, 3/15/2026		64,000	59,680
6.875%, 8/15/2025		295,000	286,887
WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021		65,000	67,126
			6,514,875
Real Estate 2.7%
CyrusOne LP:
(REIT), 5.0%, 3/15/2024		200,000	204,250
(REIT), 5.375%, 3/15/2027		165,000	170,725
Iron Mountain, Inc.:
144A, (REIT), 5.25%, 3/15/2028		50,000	48,313
(REIT), 5.75%, 8/15/2024		195,000	196,950
(REIT), 6.0%, 8/15/2023		300,000	307,875
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 5.75%, 2/1/2027		190,000	196,650
MPT Operating Partnership LP, (REIT), 6.375%, 3/1/2024		170,000	177,862
SBA Communications Corp., (REIT), 4.0%, 10/1/2022		215,000	215,774
			1,518,399
Utilities 5.8%
AES Corp., 4.875%, 5/15/2023		109,000	110,499
AmeriGas Partners LP:
5.5%, 5/20/2025		205,000	204,231
5.75%, 5/20/2027		110,000	108,625
Calpine Corp.:
144A, 5.25%, 6/1/2026		90,000	89,550
5.75%, 1/15/2025		45,000	44,775
NRG Energy, Inc., 5.75%, 1/15/2028		200,000	212,000
Vistra Energy Corp.:
5.875%, 6/1/2023		70,000	71,575
7.625%, 11/1/2024		264,000	279,185
Vistra Operations Co. LLC:
144A, 5.5%, 9/1/2026		175,000	182,000
144A, 5.625%, 2/15/2027		1,895,000	1,970,800
			3,273,240
Total Corporate Bonds (Cost $49,697,725)			50,101,118
Loan Participations and Assignments 3.5%
Senior Loans **
AMC Entertainment Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.250%, 4.734%, 12/15/2022		109,717	109,813
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.249%, 1/31/2025		724,964	712,280
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.734%, 7/17/2025		237,582	231,218
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.486%, 7/8/2022		237,711	237,392
Mediacom Illinois LLC, Term Loan N, 1-week USD LIBOR + 1.750%, 4.16%, 2/15/2024		223,869	221,421
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.500%, 4/11/2025		224,435	220,036
TransDigm, Inc., Term Loan F, 1-month USD LIBOR + 2.500%, 4.999%, 6/9/2023		139,296	136,337
Unitymedia Finance LLC, Term Loan D, 1-month USD LIBOR + 2.250%, 4.734%, 1/15/2026		88,493	87,688
Total Loan Participations and Assignments (Cost $1,958,637)			1,956,185
Convertible Bonds 3.2%
Communication Services 0.1%
DISH Network Corp., 2.375%, 3/15/2024		35,000	28,871
Materials 2.9%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.615% ** PIK, 10/18/2025 (d)		1,651,691	1,774,742
Total Convertible Bonds (Cost $1,678,575)			1,803,613
		Shares	Value ($)
Common Stocks 0.5%
Industrials 0.0%
Quad Graphics, Inc.		287	3,415
Materials 0.5%
GEO Specialty Chemicals, Inc.* (d)		927,264	254,998
GEO Specialty Chemicals, Inc. 144A* (d)		2,206	606
			255,604
Total Common Stocks (Cost $502,972)			259,019
Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (d) (Cost $244,286)		1,100	46,256
Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (e) (f) (Cost $1,382,265)		1,382,265	1,382,265
Cash Equivalents 3.3%
DWS Central Cash Management Government Fund, 2.47% (e) (Cost $1,841,838)		1,841,838	1,841,838
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $57,306,298)		102.4	57,390,294
Other Assets and Liabilities, Net		(2.4)	(1,361,465)
Net Assets		100.0	56,028,829

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (e) (f)
1,464,490	—	82,225(g)	—	—	3,256	—	1,382,265	1,382,265
Cash Equivalents 3.3%
DWS Central Cash Management Government Fund, 2.47% (e)
4,341,875	5,369,126	7,869,163	—	—	16,309	—	1,841,838	1,841,838
5,806,365	5,369,126	7,951,388	—	—	19,565	—	3,224,103	3,224,103

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2019 amounted to $1,323,208, which is 2.4% of net assets.
(c)	When-issued, delayed delivery or forward commitment securities included.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
As of March 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	748,981	USD	850,074	4/30/2019	7,770	BNP Paribas SA

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$50,101,118	$—	$50,101,118
Loan Participations and Assignments	—	1,956,185	—	1,956,185
Convertible Bonds	—	28,871	1,774,742	1,803,613
Common Stocks	3,415	—	255,604	259,019
Warrants	—	—	46,256	46,256
Short-Term Investments (h)	3,224,103	—	—	3,224,103
Derivatives (i)
Forward Foreign Currency Contracts	—	7,770	—	7,770
Total	$3,227,518	$52,093,944	$2,076,602	$57,398,064

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value

	Convertible Bond	Common Stocks	Warrants	Total
Balance as of December 31, 2018	$1,710,710	$116,277	$27,119	$1,854,106
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(2,263)	139,327	19,137	156,201
Amortization premium/discount	62	—	—	62
Purchases/PIK	66,233	—	—	66,233
Balance as of March 31, 2019	$1,774,742	$255,604	$46,256	$2,076,602
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2019	$(2,263)	$139,327	$19,137	$156,201

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Materials	$255,604	Market Approach	EV/EBITDA Multiple	6.45
			Discount for Lack of Marketability	8.5%
Warrants
Materials	$46,256	Black Scholes Option Pricing Model	Implied Volatility of Option	25.33%
			Illiquidity Discount	20%
Convertible Bonds
Materials	$1,774,742	Option Pricing Model	Implied Volatility of Option	41%
			Discount Rate	18.93%
			EV/EBITDA Multiple	6.45
			Discount for Lack of Marketability	8.5%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s convertible bond investment include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability; implied volatility of option; and discount rate. A significant change in the EV to EBITDA ratio and implied volatility of option may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability and discount rate are unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s common stock investment include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black-Scholes model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 7,770